Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

UBS AG (“UBS”)

Natixis Real Estate Capital LLC (“Natixis”)

CIBC Inc. (“CIBC”)

German American Capital Corporation (“GACC”)

Rialto Mortgage Finance, LLC (“Rialto”)

Société Générale (“SocGen”)

(together, the “Loan Sellers”)

UBS Commercial Mortgage Securitization Corp.

UBS Securities LLC

Natixis Securities Americas LLC

CIBC World Markets Corp.

Deutsche Bank Securities Inc.

SG Americas Securities, LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

(together with the Loan Sellers, the “Specified Parties”)

Re: UBS Commercial Mortgage Trust 2018-C15 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Loan Sellers contained in an electronic data file entitled “UBS 2018-C15 Final Accounting Tape.xls” provided to us on December 6, 2018 (the “Data File”) containing information on 41 mortgage loans (“Mortgage Loans”) and 317 related mortgaged properties (“Mortgage Properties”) which we were informed are to be included as collateral in the offering of the UBS Commercial Mortgage Trust 2018-C15 Commercial Mortgage Pass-Through Certificates, Series 2018-C15. A summary of the contents of the Data File is as follows:

Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
UBS	18	256
CIBC	5	5
Rialto	5	9
SocGen	7	30
Natixis	2	2
GACC	4	15
TOTAL	41	317

The Loan Sellers are responsible for the specified attributes identified by the Loan Sellers in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality theshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means December 1, 2018, as provided by the Loan Sellers.
•	The term “Reporting Period” means the time between November 13, 2018 (“Reporting Period Beginning Date”) and December 11, 2018 (“Reporting Period End Date”), as provided by the Loan Sellers.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.
•	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a specific attribute, methodology, or value and described in Attachment C.
•	The term “ABS Technical Specification” refers to the document entitled EDGAR® ABS XML Technical Specification Version 1.7 dated July 2017 that contains the value and code description information in section “4.3 Data Value constraints for CMBS”.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

2

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Loan Sellers in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, materiality thresholds and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originators of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia
December 6, 2018

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originator	Loan Agreement
Property Name	Provided by Loan Seller
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
County	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, USPS
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Units/Rentable Square Ft	Borrower Rent Roll, Underwritten Rent Roll, Lease
Primary Unit of Measure	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Cut-off Date	Provided by Loan Seller
Loan Purpose	Closing Statement, Loan Agreement
Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Interest Calculation (30/360/Act/360)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Monthly Debt Service Payment	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement. For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Full IO', the Monthly Debt Service was recomputed using the following formula: Interest Rate multiplied by the number of days in the month (30 for 30/360 loans and 30.4375 for Actual 360 loans) multiplied by the Original Balance.
A-1

ATTACHMENT A

Attribute	Source Document(s)
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Payment Day	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Final Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Maturity/ARD Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period at Maturity (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Late Fee)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original IO Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Open Payments	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Open Period Begin Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maintenance Calculation	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original Lockout	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
A-2

ATTACHMENT A

Attribute	Source Document(s)
Defeasance Option Start Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeased Status Code	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Borrower	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Sponsor	Guaranty of Recourse Obligations
Related Principal	Guaranty of Recourse Obligations
Guarantor	Guaranty of Recourse Obligations
TIC/DST	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Independent Director (Y/N) / # Independent Directors	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Non-Consolidation Opinion (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Non-consolidation letter
SPE (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Assumption Fee	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Cross-Collateralized	Cross-Collateralization Agreement, Loan Agreement
Cross-Collateralized Description	Cross-Collateralization Agreement, Loan Agreement
Previous Securitization (if Applicable)	Provided by Loan Seller
Pari- Passu (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Note Control (Y/N)	Provided by Loan Seller
Pari-Passu Out of Trust Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Pari-Passu Total Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Pari-Passu Total Maturity Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Subordinate Mortgage Debt Cut-Off Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Maturity Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Total Mortgage Debt Maturity Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Existing Additional Debt Cut-Off Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Description (Only include sub & mezz debt)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Monthly Payment Amount (Current)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Monthly Payment Amount	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Total Debt Maturity Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Future Secured Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Conditions for Future Secured Subordinate Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lender Consent Required for Future Secured Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Conditions for Future Mezzanine Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lender Consent Required for Future Mezzanine Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Unsecured Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Conditions for Future Unsecured Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lender Consent Required for Future UnSecured Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
A-5

ATTACHMENT A

Attribute	Source Document(s)
Partial Prepay Allowed (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Prepayment Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Release Allowed (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Release Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Substitution (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Substitution Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Free Release (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Free Release Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Ownership Interest	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Expiration Date	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Extension Options	Proforma Title Policy, Title Policy, Ground Lease
Lockbox Type	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Cash Management	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Tax Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Tax Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Tax Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Escrow Int to Lender / Borrower	Loan Agreement, Reserve Agreement, Mortgage
A-6

ATTACHMENT A

Attribute	Source Document(s)
Insurance Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Insurance Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Insurance Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow Int to Lender / Borrower	Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
CapEx Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
CapEx Escrow Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Int to Lender / Borrower	Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
TI/LC Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
TI/LC Escrow Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Int to Lender / Borrower	Loan Agreement, Reserve Agreement, Mortgage
Deferred Maintenance Escrow Required (Y/N)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
A-7

ATTACHMENT A

Attribute	Source Document(s)
Deferred Maintenance Escrow Current Balance	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Deferred Maintenance Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Deferred Maintenance Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Environmental Escrow Required (Y/N)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Environmental Escrow Current Balance	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Environmental Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Environmental Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Debt Service Escrow Required (Y/N)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Debt Service Escrow Current Balance	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Debt Service Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Debt Service Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Other Escrow Description (Upfront)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Other Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Monthly Servicer Report
Other Escrow Description (Monthly)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Int to Lender / Borrower	Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
A-8

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow Springing Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Letter of Credit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Letter of Credit
Earnout/Holdback	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Earnout/Holdback Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Interest on Holdback?	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Blanket Insurance Policy (Y/N)	Insurance Certificate, Insurance Review
Windstorm Insurance (Y/N)	Insurance Certificate, Insurance Review
Earthquake Insurance (Y/N)	Insurance Certificate, Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate, Insurance Review
Environmental Insurance (Y/N)	Insurance Certificate, Insurance Review
Physical Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Rent Roll/Census Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Most Recent Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Most Recent Occupancy Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
2nd Most Recent Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
2nd Most Recent Occupancy Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
3rd Most Recent Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
3rd Most Recent Occupancy Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Subsidized Housing (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Regulatory Agreement
A-9

ATTACHMENT A

Attribute	Source Document(s)
Subsidized Housing Program Name	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Regulatory Agreement
Subsidized Housing Number of Units	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Regulatory Agreement
Franchise Agreement Expiring during Loan Term (Y/N)	Franchise Agreement, Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Student (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Military (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Franchise Renewal Option (Yes/No)	Franchise Agreement, Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Single Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Anchor Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Restaurant Tenants (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Health Club / Exercise Studio Space (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Movie Theater Tenants (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Government / Government Agency Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenants Lease Termination Option (Tenant Name)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Significant Tenant (Occupying > 50% of NRA)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
% of Significant Tenant Rollover During Loan Term (50% or more)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Prior Bankruptcies, Defaults or Other Proceedings Description	Provided by Loan Seller
DPO	Provided by Loan Seller
Master Lease (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
A-10

ATTACHMENT A

Attribute	Source Document(s)
Major Tenant Name # 1	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Most Recent Operating Stmt Date	Underwritten Financial Schedule
Most Recent EGI	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule
Most Recent Rolling 12 NOI	Underwritten Financial Schedule
A-11

ATTACHMENT A

Attribute	Source Document(s)
Most Recent Total Capital Items	Underwritten Financial Schedule
Most Recent Rolling 12 NCF	Underwritten Financial Schedule
2nd Most Recent Operating Stmt Date	Underwritten Financial Schedule
2nd Most Recent EGI	Underwritten Financial Schedule
2nd Most Recent Expenses	Underwritten Financial Schedule
2nd Most Recent NOI	Underwritten Financial Schedule
2nd Most Recent Total Capital Items	Underwritten Financial Schedule
2nd Most Recent Rolling 12 NCF	Underwritten Financial Schedule
3rd Most Recent Operating Stmt Date	Underwritten Financial Schedule
3rd Most Recent EGI	Underwritten Financial Schedule
3rd Most Recent Expenses	Underwritten Financial Schedule
3rd Most Recent NOI	Underwritten Financial Schedule
3rd Most Recent Total Capital Items	Underwritten Financial Schedule
3rd Most Recent Rolling 12 NCF	Underwritten Financial Schedule
UW Revenue	Underwritten Financial Schedule
UW Vacancy	Underwritten Financial Schedule
UW EGI	Underwritten Financial Schedule
UW Expenses	Underwritten Financial Schedule
UW NOI	Underwritten Financial Schedule
UW Replacement Reserves	Underwritten Financial Schedule
UW TI/LC Reserve	Underwritten Financial Schedule
UW NCF	Underwritten Financial Schedule
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value (As Stabilized)	Appraisal
Appraisal Date (As Stabilized)	Appraisal
A-12

ATTACHMENT A

Attribute	Source Document(s)
Date of Engineering Report	Engineering Report, Heartland PCA Summary Sheet 10.19.2018.xlsm, GVS Portfolio_UBS_PCA Summary 11.09.18 REVISED.xlsx
Material Recognized Environmental Concern (Y/N)	Environmental Report
Material Recognized Environmental Concern (Description)	Environmental Report
Date of Phase I Report	Environmental Report, Heartland ESA Dates.xlsm, GVS Portfolio_UBS_ESA Summary 11.13.18 FINAL.xlsx
Date of Phase II Report (if applicable)	Environmental Report
Located in Seismic Zone (Y/N)	Seismic Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
Warm Body Guarantor (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Recycled SPE (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Recycled Entity Certificate
Delaware SPE (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Total Administrative Fee	Provided by Loan Seller
Sub Serviced (Y/N)	Provided by Loan Seller
Sub Servicer Name	Provided by Loan Seller
Sub Servicer Fee Rate	Provided by Loan Seller
Sub-Servicer Cashiering	Provided by Loan Seller
Master Servicer Fee Rate	Provided by Loan Seller
Primary Servicer Fee Rate	Provided by Loan Seller
Trustee Fee Rate	Provided by Loan Seller
Operating Advisor Fee Rate	Provided by Loan Seller
Asset Type Number	Provided by Loan Seller
Group ID	Provided by Loan Seller
A-13

ATTACHMENT A

Attribute	Source Document(s)
Reporting Period Beginning Date	Provided by Loan Seller
Reporting Period End Date	Provided by Loan Seller
Interest Accrual Method Code	Compared using the Interest Calculation (30/360 / Actual/360) and the ABS Technical Specification.
Original Interest Rate Type Code	Compared using the Interest Rate and the ABS Technical Specification.
Underwriting Indicator	Provided by Loan Seller
Lien Position Securitization Code	Provided by Loan Seller
Loan Structure Code	Compared using the Existing Additional Debt (Yes/No), Existing Additional Debt Description and the ABS Technical Specification.
Payment Type Code	Compared using the Amortization Type and the ABS Technical Specification.
Periodic Principal and Interest Payment Securitization Amount	Compared using the Monthly Debt Service Payment and the ABS Technical Specification.
Payment Frequency Code	Compared using the First Payment Date and the ABS Technical Specification.
Interest Only Indicator	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Balloon Indicator	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment Premium Indicator	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Negative Amortization Indicator	Provided by Loan Seller
Modified Indicator	Provided by Loan Seller
Arm Index Code	Provided by Loan Seller
First Rate Adjustment Date	Provided by Loan Seller
First Payment Adjustment Date	Provided by Loan Seller
ARM Margin Number	Provided by Loan Seller
Lifetime Rate Cap Percentage	Provided by Loan Seller
Lifetime Rate Floor Percentage	Provided by Loan Seller
Periodic Rate Increase Limit Percentage	Provided by Loan Seller
A-14

ATTACHMENT A

Attribute	Source Document(s)
Periodic Rate Decrease Limit Percentage	Provided by Loan Seller
Periodic Payment Adjustment Maximum Amount	Provided by Loan Seller
Periodic Payment Adjustment Maximum Percent	Provided by Loan Seller
Rate Reset Frequency Code	Provided by Loan Seller
Payment Reset Frequency Code	Provided by Loan Seller
Index Lookback Days Number	Provided by Loan Seller
Prepayment Lock Out End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maintenance End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment Premiums End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Maximum Negative Amortization Allowed Percentage	Provided by Loan Seller
Maximum Negative Amortization Allowed Amount	Provided by Loan Seller
Negative Amortization Deferred Interest Cap Amount	Provided by Loan Seller
Deferred Interest Cumulative Amount	Provided by Loan Seller
Deferred Interest Collected Amount	Provided by Loan Seller
Valuation Source Securitization Code	Provided by Loan Seller
Most Recent Valuation Amount	Provided by Loan Seller
Most Recent Valuation Date	Provided by Loan Seller
Most Recent Valuation Source Code	Provided by Loan Seller
Property Status Code	Provided by Loan Seller
Property Type Code	Compared using the Units/Rentable Square Ft, Primary Unit of Measure and the ABS Technical Specification.
AL_Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll
AL_Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll
AL_Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll
A-15

ATTACHMENT A

Attribute	Source Document(s)
AL_Lease Expiration Largest Tenant Date	Underwritten Rent Roll, Borrower Rent Roll, Lease
AL_Lease Expiration Second Largest Tenant Date	Underwritten Rent Roll, Borrower Rent Roll, Lease
AL_Lease Expiration Third Largest Tenant Date	Underwritten Rent Roll, Borrower Rent Roll, Lease
Most Recent Financials Start Date	Underwritten Financial Schedule
Net Operating Income Net Cash Flow Securitization Code	Provided by Loan Seller
Net Operating Income Net Cash Flow Code	Provided by Loan Seller
Most Recent Debt Service Amount	Provided by Loan Seller
Most Recent Debt Service Coverage Net Operating Income Percentage	Provided by Loan Seller
Most Recent Debt Service Coverage Net Cash Flow Percentage	Provided by Loan Seller
Debt Service Coverage Securitization Code	Provided by Loan Seller
Most Recent Debt Service Coverage Code	Provided by Loan Seller
Asset Added Indicator	Provided by Loan Seller
Report Period Modification Indicator	Provided by Loan Seller
Report Period Interest Rate Percentage	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Scheduled Interest Amount	The interest allocation of the payment that was scheduled to be collected during the Reporting Period.
Other Interest Adjustment Amount	Provided by Loan Seller
Scheduled Principal Amount	The principal allocation of the payment that was scheduled to be collected during the Reporting Period.
Unscheduled Principal Collected Amount	Provided by Loan Seller
Other Principal Adjustment Amount	Provided by Loan Seller
Report Period End Actual Balance Amount	Provided by Loan Seller
Hyper Amortizing Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Servicing Advance Method Code	Provided by Loan Seller
Non Recoverability Indicator	Provided by Loan Seller
A-16

ATTACHMENT A

Attribute	Source Document(s)
Total Principal Interest Advanced Outstanding Amount	Provided by Loan Seller
Total Taxes Insurance Advances Outstanding Amount	Provided by Loan Seller
Other Expenses Advanced Outstanding Amount	Provided by Loan Seller
Payment Status Loan Code	Provided by Loan Seller
Arm Index Rate Percentage	Provided by Loan Seller
Next Interest Rate Percentage	Provided by Loan Seller
Next Interest Rate Change Adjustment Date	Provided by Loan Seller
Next Payment Adjustment Date	Provided by Loan Seller
Primary Servicer Name	Provided by Loan Seller
Most Recent Special Servicer Transfer Date	Provided by Loan Seller
Most Recent Master Servicer Return Date	Provided by Loan Seller
Asset Subject Demand Indicator	Provided by Loan Seller
Asset Subject Demand Status Code	Provided by Loan Seller
Repurchase Amount	Provided by Loan Seller
Demand Resolution Date	Provided by Loan Seller
Repurchaser Name	Provided by Loan Seller
Repurchase Replacement Reason Code	Provided by Loan Seller
Realized Loss To Trust Amount	Provided by Loan Seller
Liquidation Prepayment Code	Provided by Loan Seller
Liquidation Prepayment Date	Provided by Loan Seller
Prepayment Premium Yield Maintenance Received Amount	Provided by Loan Seller
Workout Strategy Code	Provided by Loan Seller
Last Modification Date	Provided by Loan Seller
Modification Code	Provided by Loan Seller
Post Modification Interest Percentage	Provided by Loan Seller
A-17

ATTACHMENT A

Attribute	Source Document(s)
Post Modification Payment Amount	Provided by Loan Seller
Post Modification Maturity Date	Provided by Loan Seller
Post Modification Amortization Period Amount	Provided by Loan Seller
Net Rentable Square Feet Number	Compared using the Units/Rentable Square Ft, Primary Unit of Measure and the ABS Technical Specification.
Net Rentable Square Feet Securitization Number	Compared using the Units/Rentable Square Ft, Primary Unit of Measure and the ABS Technical Specification.
Units Beds Rooms Number	Compared using the Units/Rentable Square Ft, Primary Unit of Measure and the ABS Technical Specification.
Units Beds Rooms Securitization Number	Compared using the Units/Rentable Square Ft, Primary Unit of Measure and the ABS Technical Specification.
A-18

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-Off Balance divided by Units/Rentable Square Ft
Cut-Off Balance	Recompute using the Original Balance, Interest Calculation (30/360 / Act/360), Seasoning as of Cut-off Date (Months), Original IO Period (Months), First Payment Date, Maturity/ARD Date, Interest Rate and Monthly Debt Service Payment. Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
% of Total Cut-off Date Balance	Cut-off Balance divided by the aggregate Cut-Off Balance of all Mortgage Loans.
Maturity Balance	Recompute using the Original Balance, Interest Calculation (30/360 / Act/360), Seasoning as of Cut-off Date (Months), Original IO Period (Months), First Payment Date, Maturity/ARD Date, Interest Rate and Monthly Debt Service Payment. Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service Payment that is due on the “Maturity/ARD Date.”
Original Amort. Term (Months)	Recompute by using the Original Balance, Interest Rate and Monthly Debt Service Payment for Mortgage Loans identified in the Data File from which the Amortization Type characteristic is 'Amortizing', (the "Balloon Loans"). For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is 'Partial IO' (the "Partial Interest Only Loans"), use the Monthly Debt Service Payment after the expiration of the interest only period. For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is 'Full IO') is shown as '0', (the "Interest Only Loans").
Original Balloon Term (Months)	Number of payments between and including the Maturity/ARD Date and the First Payment Date
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-off Date
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Remaining IO Period	Original IO Period (Months) minus Seasoning as of the Cut-off Date (Months)
Remaining Term to Amortization (Months)	Original Amort. Term (Months) minus Seasoning as of the Cut-off Date (Months)
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning as of the Cut-off Date (Months)
Remaining Yield Maintenance Payments	Recompute using Prepayment Provision and Seasoning as of Cut-off Date (Months).
Remaining Lockout	Original Lockout minus Seasoning as of Cut-off Date (Months).
Remaining Defeasance Payments	Recompute using Prepayment Provision and Seasoning as of Cut-off Date (Months).
Pari-Passu Out of Trust Cut-Off Balance	Recompute using Pari-Passu Out of Trust Original Balance, Original Balance and Cut-Off Balance
Pari-Passu Total Cut-Off Balance	Recompute using Pari-Passu Out of Trust Cut-Off Balance and Cut-Off Balance
Pari-Passu Total Annual Debt Service	Recompute using Pari-Passu Total Maturity Balance and Interest Rate
Subordinate Mortgage Debt Monthly Payment Amount (Current)	Recompute using Subordinate Mortgage Debt Original Balance and Subordinate Mortgage Debt Interest Rate
Subordinate Mortgage Debt Monthly Payment Amount	Recompute using Subordinate Mortgage Debt Original Balance and Subordinate Mortgage Debt Interest Rate
Total Mortgage Debt Cut-off Date Balance	The sum of Subordinate Mortgage Debt Cut-Off Balance, Pari-Passu Out of Trust Cut-Off Balance and Cut-Off Balance.
Total Debt Cut-off Date Balance	The sum of Existing Additional Debt Cut-Off Balance, Subordinate Mortgage Debt Cut-Off Balance, Pari-Passu Out of Trust Cut-Off Balance and Cut-Off Balance.
Tax Escrow Current Balance	Recompute using Tax Escrow at Closing, Tax Escrow Monthly Deposit and Seasoning as of Cut-off Date (Months)
Insurance Escrow Current Balance	Recompute using Insurance Escrow at Closing, Insurance Escrow Monthly Deposit and Seasoning as of Cut-off Date (Months)
B-2

ATTACHMENT B

Attribute	Calculation Methodology
CapEx Escrow Current Balance	Recompute using CapEx Escrow at Closing, CapEx Escrow Monthly Deposit and Seasoning as of Cut-off Date (Months)
TI/LC Escrow Current Balance	Recompute using TI/LC Escrow at Closing, TI/LC Escrow Monthly Deposit and Seasoning as of Cut-off Date (Months)
Other Escrow Current Balance	Recompute using Other Escrow at Closing, Other Escrow Monthly Deposit and Seasoning as of Cut-off Date (Months)
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Units/Rentable Square Ft
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Units/Rentable Square Ft
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Units/Rentable Square Ft
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Units/Rentable Square Ft
Major % of Sq. Ft. # 5	Major Tenant Sq. Ft. # 5 divided by Units/Rentable Square Ft
LTV at Origination	Original Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
LTV at Cut-off	Cut-Off Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
LTV at Maturity Date	Maturity Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
B-3

ATTACHMENT B

Attribute	Calculation Methodology
UW NCF DSCR (Current)	UW NCF divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans use the "annual" Monthly Debt Service Payment amount. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
UW NCF DSCR (After IO Period)	UW NCF divided by "annual" Monthly Debt Service Payment
UW NOI DSCR (Current)	UW NOI divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans, use the "annual" Monthly Debt Service Payment amount. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
UW NOI DSCR (After IO Period)	UW NCF divided by "annual" Monthly Debt Service Payment. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
UW NOI Debt Yield	UW NOI divided by Cut-off Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
UW NCF Debt Yield	UW NCF divided by Cut-off Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Mortgage Loan LTV at Cut-off	Total Mortgage Debt Cut-off Date Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Mortgage Loan LTV at Maturity	Total Mortgage Debt Maturity Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Total Mortgage Loan UW NCF DSCR (Current)	UW NCF divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans use the "annual" Monthly Debt Service Payment amount for all mortgage debt. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Mortgage Loan UW NCF DSCR (After IO Period)	UW NCF divided by "annual" Monthly Debt Service Payment amount for all mortgage debt.
Total Mortgage Loan UW NOI DSCR (Current)	UW NOI divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans, use the "annual" Monthly Debt Service Payment amount for all mortgage debt. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Mortgage Loan UW NOI DSCR (After IO Period)	UW NCF divided by "annual" Monthly Debt Service Payment amount for all mortgage debt. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Mortgage Loan UW NOI Debt Yield	UW NOI divided by Total Mortgage Debt Cut-off Date Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Mortgage Loan UW NCF Debt Yield	UW NCF divided by Total Mortgage Debt Cut-off Date Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt LTV at Cut-off	Total Debt Cut-off Date Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
B-5

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt LTV at Maturity	Total Debt Maturity Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt UW NCF DSCR (Current)	UW NCF divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans use the "annual" Monthly Debt Service Payment amount for all existing debt. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt UW NCF DSCR (After IO Period)	UW NCF divided by "annual" Monthly Debt Service Payment amount for all existing debt.
Total Debt UW NOI DSCR (Current)	UW NOI divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans, use the "annual" Monthly Debt Service Payment amount for all existing debt. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt UW NOI DSCR (After IO Period)	UW NCF divided by "annual" Monthly Debt Service Payment amount for all existing debt. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt UW NOI Debt Yield	UW NOI divided by Total Debt Cut-off Date Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt UW NCF Debt Yield	UW NCF divided by Total Debt Cut-off Date Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
B-6

ATTACHMENT B

Attribute	Calculation Methodology
Report Period Beginning Schedule Loan Balance Amount	Recompute using the Original Balance, Interest Calculation (30/60 / Actual/360), Seasoning as of Cut-off Date (Months), Original IO Period (Months), First Payment Date, Maturity/ARD Date, Interest Rate, Monthly Debt Service Payment and the Reporting Period Beginning Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Total Scheduled Principal Interest Due Amount	Annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans use the "annual" Monthly Debt Service Payment amount.
Report Period End Scheduled Loan Balance Amount	Recompute using the Original Balance, Interest Calculation (30/60 / Actual/360), Seasoning as of Cut-off Date (Months), Original IO Period (Months), First Payment Date, Maturity/ARD Date, Interest Rate, Monthly Debt Service Payment and the Reporting Period End Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
B-7

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute is accurate and not to perform any procedure.
2.	We were instructed by the applicable Loan Seller to follow the instructions listed below pertaining to the applicable Mortgage Loan and Compared Attribute:
Loan Seller	Mortgage Loan	Compared Attribute	Loan Seller Instruction
GACC	CBBC Industrial Portfolio	Most Recent Occupancy	Provided by Loan Seller
GACC	CBBC Industrial Portfolio	2nd Most Recent Occupancy	Provided by Loan Seller
GACC	CBBC Industrial Portfolio	3rd Most Recent Occupancy	Provided by Loan Seller
GACC	CBBC Industrial Portfolio	Most Recent Occupancy Date	Provided by Loan Seller
GACC	CBBC Industrial Portfolio	2nd Most Recent Occupancy Date	Provided by Loan Seller
GACC	CBBC Industrial Portfolio	3rd Most Recent Occupancy Date	Provided by Loan Seller
SocGen	Nebraska Crossing	Original Balance	Provided by Loan Seller
SocGen	Nebraska Crossing	Pari-Passu Out of Trust Original Balance	Provided by Loan Seller
SocGen	ExchangeRight Net Leased Portfolio 24	Pari-Passu Out of Trust Original Balance	Provided by Loan Seller
SocGen	ExchangeRight Net Leased Portfolio 24	Pari-Passu Out of Trust Original Balance	Provided by Loan Seller
SocGen	Christiana Mall	Original Balance	Provided by Loan Seller
SocGen	Christiana Mall	Pari-Passu Out of Trust Original Balance	Provided by Loan Seller
UBS	16300 Roscoe Blvd	Original Balance	Provided by Loan Seller
UBS	16300 Roscoe Blvd	Pari-Passu Out of Trust Original Balance	Provided by Loan Seller
C-1

ATTACHMENT C

Loan Seller	Mortgage Loan	Compared Attribute	Loan Seller Instruction
UBS	Clevelander South Beach	Original Balance	Provided by Loan Seller
UBS	Clevelander South Beach	Pari-Passu Out of Trust Original Balance	Provided by Loan Seller
UBS	Palm Coast Medical Center	Rent Roll/Census Date	Provided by Loan Seller
UBS	Great Value Storage Portfolio	Recycled SPE (Y/N)	Provided by Loan Seller
UBS	Main Street Commons	Recycled SPE (Y/N)	Provided by Loan Seller
UBS	Clevelander South Beach	Recycled SPE (Y/N)	Provided by Loan Seller
UBS	Sheets Self Storage	Recycled SPE (Y/N)	Provided by Loan Seller
UBS	Heartland Dental Medical Office Portfolio	Partial Prepay Allowed (Y/N)	Provided by Loan Seller
UBS	Heartland Dental Medical Office Portfolio	Partial Prepayment Description	Provided by Loan Seller
UBS	Regency Properties	Partial Prepay Allowed (Y/N)	Provided by Loan Seller
UBS	Regency Properties	Partial Prepayment Description	Provided by Loan Seller

C-2